Basis of Presentation and Liquidity - Schedule of Revenues and Receivable Major Customers (Details) (10Q)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Sales Revenue Goods Net [Member]
Concentration risk percentage	55.00%	39.00%	32.00%	34.00%
Accounts Receivable [Member]
Concentration risk percentage	36.00%	42.00%	39.00%	29.00%
Customer A [Member] | Sales Revenue Goods Net [Member]
Concentration risk percentage	17.00%	1.00%	11.00%	13.00%
Customer A [Member] | Accounts Receivable [Member]
Concentration risk percentage	13.00%	5.00%	11.00%	18.00%
Customer B [Member] | Sales Revenue Goods Net [Member]
Concentration risk percentage	12.00%	5.00%	11.00%	20.00%
Customer B [Member] | Accounts Receivable [Member]
Concentration risk percentage	11.00%	0.00%
Customer C [Member] | Sales Revenue Goods Net [Member]
Concentration risk percentage	12.00%	5.00%	10.00%	1.00%
Customer C [Member] | Accounts Receivable [Member]
Concentration risk percentage	8.00%	11.00%	11.00%	0.00%
Customer D [Member] | Sales Revenue Goods Net [Member]
Concentration risk percentage	7.00%	13.00%
Customer D [Member] | Accounts Receivable [Member]
Concentration risk percentage	4.00%	11.00%	15.00%	0.00%
Customer E [Member] | Sales Revenue Goods Net [Member]
Concentration risk percentage	7.00%	15.00%
Customer E [Member] | Accounts Receivable [Member]
Concentration risk percentage			2.00%	11.00%
Customer F [Member] | Accounts Receivable [Member]
Concentration risk percentage	0.00%	15.00%